Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Details of Other in the Consolidated Statement of Cash Flow
Details of “Other” in the consolidated statement of cash flow are as follows:

	Year ended December 31,

	2019	2018
Non-cash employee benefit charges	157	155
Net losses (gains) on foreign exchange and derivative financial instruments	47	(32)
Share of post-tax losses in equity method investments	599	233
Revaluation of Refinitiv warrants (see note 20)	(419)	—
Other	1	9
	385	365

Details of Changes in Working Capital and Other Items
Details of “Changes in working capital and other items” are as follows:

	Year ended December 31,

	2019	2018
Trade and other receivables	116	(337)
Prepaid expenses and other current assets	25	(56)
Other financial assets	(17)	18
Payables, accruals and provisions	(220)	216
Deferred revenue	(10)	55
Other financial liabilities	17	(22)
Income taxes	(71)	34
Other	(87)	8
	(247)	(84)

Details of Income Taxes Paid
Details of income taxes paid are as follows:

	Year ended December 31,

	2019	2018
Operating activities – continuing operations	(268)	(270)
Operating activities – discontinued operations	(45)	(38)
Investing activities – continuing operations	(1)	-
Total income taxes paid	(314)	(308)

Details of Operating Cash Flows from Discontinued Operations
In 2018, the Company had significant operating cash flows from discontinued operations which related to the following:

Year ended December 31,

2018
Cash provided by (used in):
OPERATING ACTIVITIES – DISCONTINUED OPERATIONS
Earnings from discontinued operations	3,859
Adjustments for:
Depreciation	17
Amortization of computer software	30
Amortization of other identifiable intangible assets	29
Net gains on disposals of businesses and investments	(3,087)
Deferred tax	583
Other	74
Changes in working capital and other items	(335)
Operating cash flows from discontinued operations	1,170